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                                   PROSPECTUS



                          GREENWICH STREET SERIES FUND

                             TOTAL RETURN PORTFOLIO

                                 April 30, 1998


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

                          GREENWICH STREET SERIES FUND
                             Total Return Portfolio
                              388 Greenwich Street
                            New York, New York 10013
                    Contract Owner Inquiries: (800) 451-2010

     Greenwich Street Series Fund is a diversified, open-end management investment company (the "Fund"), with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Total Return Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

     The Portfolio's investment goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. The Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks.

     There can be no guarantee that the Portfolio's investment goal will be achieved since any investment involves risks. Discussions of the Portfolio's investments, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations and Risk Factors."

     This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information" (the "SAI"), dated April 30, 1998, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth below or by contacting a representative of a participating life insurance company.

     The Fund is responsible only for statements that are included in this Prospectus, the SAI or in authorized sales material. The SAI is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which Fund Contracts offered by designated insurance companies.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT CONTRACT PROSPECTUS. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 30, 1998.

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

                                    CONTENTS
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SUMMARY ...................................................................    1

EXPENSES OF THE PORTFOLIO .................................................    2

FINANCIAL HIGHLIGHTS ......................................................    2

INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO .............................    3

CERTAIN INVESTMENT STRATEGIES AND GUIDELINES ..............................    3

ADDITIONAL INVESTMENTS ....................................................    8

SPECIAL CONSIDERATIONS AND RISK FACTORS ...................................    9

PORTFOLIO TRANSACTIONS ....................................................   11

NET ASSET VALUE ...........................................................   12

HOW TO USE THE FUND .......................................................   12

DIVIDENDS AND TAXES .......................................................   13

MANAGEMENT OF THE FUND ....................................................   14

PORTFOLIO MANAGEMENT ......................................................   15

CUSTODIAN AND TRANSFER AGENT ..............................................   15

DISTRIBUTOR ...............................................................   15

ADDITIONAL INFORMATION ....................................................   15

THE PORTFOLIO'S PERFORMANCE ...............................................   16

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     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
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

                                     SUMMARY
================================================================================

     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross-references in this summary are to headings in the Prospectus.

     The Portfolio. The Portfolio is one of ten portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to provide shareholders with total return, consisting of long-term capital appreciation and income. The Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks. See "Additional Information."

     Management. Mutual Management Corp. ("MMC") serves as the Portfolio's investment adviser and administrator. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group, Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

     Buying Shares. Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract prospectus. A Contract owner can direct the allocation of part or all of his or her net purchase payment to the Portfolio. In the future, the Fund may establish additional portfolios. See "How to Use the Fund."

     Redeeming Shares. Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."

     Risk Factors and Special Considerations. The non-publicly traded and illiquid securities, which the Portfolio may hold, may have to be sold at lower prices, or may remain unsold, when the Portfolio desires to dispose of them. The foreign securities, including securities of developing countries, in which the Portfolio may invest may be subject to certain risks in addition to those inherent in U.S. investments. The medium- and lower-rated securities as well as unrated securities and the securities of unseasoned issuers that the Portfolio may hold, some of which have speculative characteristics, may be subject to greater market fluctuation and risk of loss of income or principal than higher-rated securities. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions, put and call options, covered option writing, short sales against the box, forward roll transactions, currency exchange transactions, options on foreign currencies, interest rate and other hedging transactions and reverse repurchase agreements, are described under "Investment Goal and Policies of the Portfolio" and "Special Considerations and Risk Factors."


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                                                                               1

                            EXPENSES OF THE PORTFOLIO
================================================================================

     The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by the Adviser and Administrator and/or the Fund's distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Adviser and Administrator may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.


                              FINANCIAL HIGHLIGHTS
===============================================================================

     The following information for each year in the three-year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The following information with respect to the two years ended December 31, 1994 has been audited by other auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the SAI.

     For a share of beneficial interest outstanding throughout each period:

Total Return Portfolio                                          1997           1996           1995           1994         1993(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                             $15.73         $12.75         $10.78         $10.30         $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
     Net investment income(2)                                    0.37           0.26           0.43           0.34           0.01
     Net realized and unrealized gain (loss)                     2.26           2.97           2.19           0.42*          0.29
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                              2.63           3.23           2.62           0.76           0.30
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Less Distributions From:
     Net investment income                                      (0.21)         (0.07)         (0.41)         (0.28)            --
     Net realized gains                                         (0.53)         (0.18)         (0.24)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.74)         (0.25)         (0.65)         (0.28)            --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                   $17.62         $15.73         $12.75         $10.78         $10.30
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    16.84%         25.33%         25.04%          7.40%          3.00%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                               $274           $172            $78            $23             $3
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Ratios to Average Net Assets:
     Expenses(2)                                                 0.79%          0.83%          1.00%          1.00%          0.85%+
     Net investment income                                       3.24           3.06           3.80           3.84           1.93+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            75%            82%            81%           118%            --
------------------------------------------------------------------------------------------------------------------------------------
Average commissions paid on equity
     transactions(3)                                            $0.06          $0.06          $0.06             --             --
====================================================================================================================================

(1) For the period from December 3, 1993 (commencement of operations) to December 31, 1993.

(2)  The Adviser waived all or part of its fees for the year ended
     December 31, 1994 and the period ended December 31, 1993. In addition, IDS Life reimbursed expenses of $7,873 and $1,472 for the year ended December 31, 1994 and the period ended December 31, 1993. If such fees were not waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                    Net Investment Income             Expense Ratios Without Waivers
                                     Per Share Decrease                     and Reimbursements
                                -----------------------------         ------------------------------
     Portfolio                  1996    1995    1994    1993           1996    1995    1994    1993
     ---------                  ----    ----    ----    ----           ----    ----    ----    ----
     Total Return                N/A     N/A    $0.01   $0.02           N/A     N/A    1.11%  4.14%+

(3) As of September 1995 the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++ Total Return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

* The amount shown in this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.


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2

                  INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

     Set forth below is a description of the investment goal and policies of the Portfolio. The investment goal of the Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI.

Investment Goal

       The Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income.

Investment Policies

     The Portfolio will seek to achieve its goal by investing primarily in a diversified portfolio of dividend-paying common stocks. The Portfolio may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the Portfolio seeks total return by emphasizing investments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds, which may pursue their objective by investing in income and equity securities without such an emphasis. The Portfolio may also invest up to 10% of its assets in securities rated less than investment grade by Moody's, S&P or the equivalent of another nationally recognized statistical rating organization ("NRSRO") or, in unrated securities deemed by the Adviser to be of comparable quality. The Portfolio may invest up to 35% of its assets in interest-paying debt securities such as U.S. government securities, and other securities, including convertible bonds, convertible preferred stock and warrants. The Portfolio also may lend its portfolio securities and enter into short sales against the box.

                  CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

     Up to 15% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and related options for which a liquid secondary market does not exist and (c) time deposits maturing in more than seven calendar days. The Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 33 1/3% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the SAI.

Repurchase Agreements

     The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to


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                                                                               3
resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Portfolio's investment adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Lending of Securities

     Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account with the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures and Options on Futures

     When deemed advisable by the Adviser, the Portfolio may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a U.S. exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. The Portfolio will enter into futures and options on futures to purchase stock indices in anticipation of future purchases of securities ("long positions"). All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio.

     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.


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4

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

     The Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission) exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to long positions in futures or options on futures, the Portfolio will "cover" the position in a manner consistent with SEC guidance.

When-Issued Securities and Delayed-Delivery Transactions

     The Portfolio may purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower than the returns available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will establish a segregated account consisting of cash, U.S. government securities, high-grade debt obligations or equity securities in an amount equal to the amount of its when-issued and delayed-delivery commitments, provided such securities are determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees. Placing securities rather than cash in the segregated account may have a leveraging effect on the Portfolio's net assets. The Portfolio will not accrue income with respect to a when-issued security prior to its stated delivery date.

Purchasing Options on Securities and Stock Indices

     The Portfolio may purchase put and call options that are traded on a U.S. securities exchange, and also may purchase such options on foreign exchanges and in the over-the-counter market. The Portfolio may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Portfolio limits its risk of loss from a decline in the market value of the underlying security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Portfolio may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Portfolio in order to acquire the underlying securities for the Portfolio at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Portfolio also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.


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                                                                               5

    Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Portfolio, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

     The Portfolio may purchase call options on stock indices. The Portfolio may also write call options and buy put options on stock indices. Options on stock indices are similar to options on securities. However, options on stock indices do not involve the delivery of an underlying security; rather, the options represent the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

     A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. In purchasing put options on a stock index, the Portfolio seeks to benefit from a decline in the value of the stocks underlying the index or seeks to hedge against the risk of loss on securities that it holds. In purchasing call options on a stock index, the Portfolio seeks to participate in an advancing market in anticipation of becoming more fully invested in equity securities.

     The advisability of using stock index options to hedge against the risk of marketwide movements will depend on the extent of diversification of the stock investments of the Fund and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Portfolio's securities investments correlate with price movements in the stock index selected.

Covered Option Writing

     The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

     Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise.

     Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

     The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio will either (a) deposit with PNC Bank, National Association, the custodian of the Fund's investments ("PNC"), in a segregated account cash, U.S. government securities, high-grade debt


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6
obligations or equity securities having a value at least equal to the exercise price of the underlying securities, provided such securities are determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

     The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Short Sales Against the Box

     The Portfolio may make short sales of common stock if, at all times when a short position is open, the Portfolio owns the stock or owns preferred stocks or debt securities convertible or exchangeable into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Portfolio. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Portfolio will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with its custodian.

Real Estate Investment Trust

     The Portfolio may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. A mortgage trust can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the Investment Company Act of 1940, as amended.


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                                                                               7

                             ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

     The Portfolio may, as a cash management tool, invest up to 35% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.

U.S. Government Securities

     The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

     The Portfolio may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

     Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolio over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for


--------------------------------------------------------------------------------
8
particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

                     SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

Fixed-Income Securities

     The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

Non-Publicly Traded and Illiquid Securities

     The Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its investment adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mortgage-Related Securities

     To the extent that the Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of the Portfolio when investing in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in relation to interest rates.

Foreign Securities

     The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio when investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other


--------------------------------------------------------------------------------
assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

Medium-, Lower-Rated and Unrated Securities

     The Portfolio may invest in medium- or lower-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than is offered by higher-rated securities, but also will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated, and comparable unrated, securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during a major economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors established by the Fund's Board of Trustees into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     The markets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Portfolio to purchase and also may have the effect of limiting the ability of the Portfolio to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium-and lower-rated, and comparable unrated, securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, would disrupt severely the market for such securities and adversely affect the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Fixed-income securities, including medium-and lower-rated, and comparable unrated, securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolio. If an issuer exercises these rights during periods of declining interest rates, the Portfolio may have to replace the security with a lower yielding security resulting in a decreased return to the Portfolio.


--------------------------------------------------------------------------------
10

     The market value of securities in lower rating categories is more volatile than that of higher quality securities, and the markets in which medium- and lower-rated or comparable unrated securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investor perceptions also may have a negative impact on the value and liquidity of lower-rated, high yield securities, especially in a limited trading market.

     Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities by the Portfolio involved, but the Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

     Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to their capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to payment of principal or interest.

Securities of Unseasoned Issuers

     The Portfolio may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.

Year 2000

     The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and except that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


                             PORTFOLIO TRANSACTIONS
================================================================================

     All orders for transactions in securities, options, futures contracts and options on futures contracts on behalf of the Portfolio will be placed by the Adviser with broker-dealers that the Adviser selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels. The same standard applies to the use of Smith Barney or a Smith Barney-affiliated broker as a commodities broker in connection with entering into futures contracts and options on futures contracts.


--------------------------------------------------------------------------------

                                 NET ASSET VALUE
================================================================================

     The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

     Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the security, index or currency underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Fund's Board of Trustees. Further information regarding the Fund's valuation policies is contained in the SAI.

                               HOW TO USE THE FUND
================================================================================

Investing in the Fund

     In order to invest in shares of the Fund, an investor must be a variable annuity or variable life insurance contract owner. For further information regarding a Contract, see the description provided in the Contract prospectus.

Sales Charges and Surrender Charges

     The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.


--------------------------------------------------------------------------------
12

Redeeming and Exchanging Shares

     A participating insurance company will redeem shares of the Portfolio in response to full or partial surrenders under the terms of the Contract. Generally, payment upon redemption will be made within three days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Portfolio will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

     A detailed description of how to surrender a Contract is included in the Contract prospectus.

                               DIVIDENDS AND TAXES
================================================================================

Dividends

     Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio annually.

     Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.

Taxes

     In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a Portfolio (rather than on a Fund-wide) basis.

     The Fund intends that the Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Code. In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time that the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of the Portfolio.

     To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter, or within 30 days thereafter, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two


--------------------------------------------------------------------------------
investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers.

     The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued.

     In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While a Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

     Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distributions.

                             MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

     Overall responsibility for management and supervision of the Fund and its portfolios, including the Portfolio, rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with the Adviser, the Fund's custodian, transfer agent and distributor. The day-to-day operations of the Portfolio are delegated to the Adviser. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the SAI.

Investment Advisers and Administrator

     Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser manages the Portfolio in accordance with the Portfolio's goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

     The Adviser, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings. The Adviser renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998, in excess of $100.5 billion.

     The Adviser is paid an aggregate fee of 55% of the Portfolio's average net assets. MMC, as the Administrator of the Portfolio, is paid a fee at the annual percentage of 0.20% of the value of the Portfolio's average net assets.


--------------------------------------------------------------------------------
14

                              PORTFOLIO MANAGEMENT
================================================================================

     John G. Goode is Vice President and Investment Officer of the Fund and Chairman and Chief Investment Officer of the Davis Skaggs Investment Management division of the Adviser.

     The Fund's management discussion and analysis, and additional performance information regarding the portfolios of the Fund, including the Portfolio, during the fiscal year ended December 31, 1997, is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a representative of a participating life insurance company or a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


                          CUSTODIAN AND TRANSFER AGENT
================================================================================

     PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, acts as custodian of the Fund's investments generally.

     First Data Investor Services Group, Inc., located at Exchange Place, Boston, Massachusetts 02109, acts as the Fund's transfer and dividend paying agent.

                                   DISTRIBUTOR
================================================================================

     Smith Barney, a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York, 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Portfolio's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.


                             ADDITIONAL INFORMATION
================================================================================

Formation

     The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund is registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund, and to Greenwich Street Series Fund, respectively.

Shares of Beneficial Interest

     The Fund offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of ten series have been authorized. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

     For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus. Generally, shares of the Fund vote by individual portfolio on all matters except (a)


--------------------------------------------------------------------------------
matters affecting only the interests of more than one of the portfolios, in which case shares of the affected Portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

     The participating life insurance company will send owners of the Contract a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Portfolio to a representative of the participating life insurance company or their Smith Barney Financial Consultant.

                           THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

     From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SAI describes the method used to determine the Portfolio's yield and total return. Shareholders may make inquiries regarding the Portfolio, including current yield quotations or total return figures, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

     In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, Salomon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortgage-Backed Securities Index, with the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized


--------------------------------------------------------------------------------
16
ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

     The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     A Contract owner's actual return on its investment in this Portfolio will be affected by Contract charges imposed by the separate accounts of the participating life insurance companies.


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                                                                              17

                       This page intentionally left blank

================================================================================








                                   PROSPECTUS

L-12728                      Smith Barney Series Fund                SB Ed. 4-98

   Travelers Life & Annuity [LOGO]            [GRAPHIC APPEARS HERE]
A Member of Travelers Group





===========================================
Underlying Fund
Prospectuses
===========================================
Greenwich Street Series Fund
Appreciation Portfolio       APRIL 30, 1998
===========================================

                         GREENWICH STREET SERIES FUND
                            Appreciation Portfolio
                             388 Greenwich Street
                           New York, New York 10013
                   Contract Owner Inquiries: (800) 842-8573
                        Prospectus dated April 30, 1998


           Greenwich Street Series Fund (the "Fund") is a diversified, open-end management investment company, with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Appreciation Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

           The Portfolio's goal is long-term appreciation of capital. The Portfolio invests primarily in equity securities.

           There can be no guarantee that the Portfolio's goal will be achieved because any investment involves risks. Discussions of the investments which the Portfolio will make, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations and Risk Factors."

           This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information," (the "SAI") dated April 30, 1998, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a representative of a participating life insurance company or a Smith Barney Financial Consultant.

           The Fund is responsible only for statements that are included in this Prospectus, the SAI or in authorized sales material. The SAI is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which fund certain variable annuity and variable life insurance contracts (each referred to herein as a "Contract") offered by designated insurance companies.

           THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS OF THE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 The date of this Prospectus is April 30, 1998

--------------------------------------------------------------------------------

                                   CONTENTS
================================================================================

SUMMARY............................................................  1

EXPENSES OF THE PORTFOLIO..........................................  2

FINANCIAL HIGHLIGHTS...............................................  2

INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO......................  3

CERTAIN INVESTMENT STRATEGIES AND GUIDELINES.......................  3

ADDITIONAL INVESTMENTS.............................................  4

SPECIAL CONSIDERATIONS AND RISK FACTORS............................  6

PORTFOLIO TRANSACTIONS.............................................  7

NET ASSET VALUE....................................................  7

HOW TO USE THE FUND................................................  8

DIVIDENDS AND TAXES................................................  8

MANAGEMENT OF THE FUND............................................. 10

PORTFOLIO MANAGEMENT............................................... 10

CUSTODIAN AND TRANSFER AGENT....................................... 10

DISTRIBUTOR........................................................ 11

ADDITIONAL INFORMATION............................................. 11

THE PORTFOLIO'S PERFORMANCE........................................ 12


--------------------------------------------------------------------------------
No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
--------------------------------------------------------------------------------

================================================================================

                                    SUMMARY
================================================================================

        The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross-references in this summary are to headings in the Prospectus.

The Portfolio

        The Portfolio is one of ten Portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940 as amended (the "1940 Act"). The Portfolio's investment objective is long-term appreciation of capital. The Portfolio invests primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. See "Additional Information."

Management

        Mutual Management Corp., formerly known as Smith Barney Mutual Funds Management Inc. ("MMC," the "Adviser" or the "Administrator") serves as the Portfolio's investment adviser and administrator. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc., ("Travelers") a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

Buying Shares

        Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract prospectus. A Contract owner can direct the allocation of part or all of his or her net purchase payment to the Portfolio. In the future, the Fund may establish additional portfolios. See "How to Use the Fund."

Redeeming

        Shares Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."

Risk Factors and Special Considerations

        Investors in the Portfolio should be aware of the following general observations. The market value of fixed-income securities, which may constitute a temporary part of the investments of the Portfolio, may vary inversely in response to changes in prevailing interest rates. The non-publicly traded and illiquid securities which the Portfolio may hold may have to be sold at lower prices, or may remain unsold, when the Portfolio desires to dispose of them. The foreign securities, including securities of developing countries, in which the Portfolio may invest may be subject to certain risks in addition to those inherent in U.S. investments. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements and lending portfolio securities. These risks are described under "Investment Goal and Policies of the Portfolio" and "Special Considerations and Risk Factors."

--------------------------------------------------------------------------------

                           EXPENSES OF THE PORTFOLIO
================================================================================

        The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by the Adviser and Administrator or the Fund's distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Adviser and/or Administrator of the Portfolio may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.


                             FINANCIAL HIGHLIGHTS
================================================================================

        The following information for each year in the three-year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The following information for each of the years in the four years ended December 31, 1994 has been audited by other independent auditors. The information below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1997 Annual Report to Shareholders which is incorporated by reference into the SAI.

  For a share of capital stock outstanding throughout each year:


Appreciation Portfolio                              1997      1996      1995       1994      1993      1992        1991(1)
============================================================================================================================
Net Asset Value, Beginning of Year                 $15.86    $14.39    $11.54     $11.80     $11.13    $10.49      $10.00
Income (Loss) From Operations:
   Net investment income(2)                          0.24      0.27      0.23       0.20       0.15      0.11        0.01
   Net realized and unrealized gain (loss)           3.90      2.60      3.04      (0.32)      0.63      0.53        0.48
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  4.14      2.87      3.27      (0.12)      0.78      0.64        0.49
----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
   Net Investment income                            (0.21)    (0.25)    (0.21)     (0.14)     (0.11)     0.00*         --
   Net realized gains                               (1.06)    (1.15)    (0.21)        --         --        --          --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (1.27)    (1.40)    (0.42)     (0.14)     (0.11)    (0.00)*        --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $18.73    $15.86    $14.39     $11.54     $11.80    $11.13      $10.49
----------------------------------------------------------------------------------------------------------------------------
Total Return                                        26.39%    19.77%    28.84%     (1.12)%     7.03%     6.13%       4.90%++
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                   $144      $101       $94        $81        $78       $53         $11
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          0.80%     0.85%     0.97%      0.88%      1.01%     1.00%       0.94%+
   Net investment income                             1.68%     1.59      1.65       1.75       1.35      1.61        3.00+
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                34%       39%       43%        61%        33%       14%
----------------------------------------------------------------------------------------------------------------------------
Average Commissions Paid on Equity
   Security Transactions(3)                         $0.06     $0.06     $0.06         --         --        --          --
============================================================================================================================

(1) For the period from October 16, 1991 (commencement of operations) to December 31, 1991.
(2) The Investment Adviser waived all or part of its fees for the year ended December 31, 1992 and the period ended December 31, 1991. In addition, IDS Life reimbursed expenses of $29,950 and $7,264 for the year ended December 31, 1992 and the period ended December 31, 1991. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 1.16% and 3.64%.
(3) As of September 1995 the Securities and Exchange Commission instituted new guidelines requiring disclosure of average commissions per share.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 ++ Annualized.
 *  Amount represents less than $0.01.

--------------------------------------------------------------------------------

                 INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

        Set forth below is a description of the investment goal and policies of the Portfolio. The investment goal of the Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI. A description of the corporate bond and commercial paper rating systems of Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") is also contained in the SAI.


Investment Goal

        The Portfolio's goal is long-term appreciation of capital.

Investment Policies

        The Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. For example, the Portfolio may invest in the securities of companies whose earnings are expected to increase, companies whose securities prices are lower than are believed justified in relation to their underlying assets or earning power or companies in which changes are anticipated that would result in improved operations or profitability. The Portfolio's investments will be broadly diversified among different industries. In analyzing securities for investment, the Adviser will consider many different factors, including past growth records, management capability, future earnings prospects and technological innovation, as well as general market and economic factors that can influence the price of securities.

        Under normal market conditions, substantially all, but not less than 65%, of the Portfolio's assets will consist of common stocks, but the Portfolio also may hold securities convertible into common stocks and warrants. When the Adviser believes that a conservative or defensive investment posture is warranted or when opportunities for capital appreciation do not appear attractive, the Portfolio may invest temporarily in debt obligations, preferred securities or short-term money market instruments. The Portfolio may, from time to time, lend its portfolio securities and invest in securities of non-U.S. issuers in the form of depositary receipts representing interests in the common stocks of foreign issuers.


                 CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

        In attempting to achieve its investment goals, the Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the SAI.

        In the future, the Fund may desire to employ additional investment strategies, including such hedging strategies as entering into futures contracts and related options.

        Up to 10% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including repurchase agreements with maturities greater than seven days and time deposits maturing in more than seven calendar days. The

--------------------------------------------------------------------------------

Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 30% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the SAI.

Repurchase Agreements

        The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Portfolio's investment adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Portfolio's investment adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.

Lending of Securities

        Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of the Portfolio's securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio.


                            ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

        The Portfolio may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations

--------------------------------------------------------------------------------
and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.


U.S. Government Securities

        The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by GNMA); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by FNMA and FHLMC). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

        The Portfolio may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

        Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolio over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

--------------------------------------------------------------------------------

                    SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

        This section describes certain investments of the Portfolio and related risks. Further information concerning investments of the Portfolio and related risks may be found in the SAI.

Fixed-Income Securities

        The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

Non-Publicly Traded and Illiquid Securities

        The Portfolio may purchase securities that are not publicly traded.
The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the Adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

Foreign Securities

        The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

Year 2000

        The investment management services provided to the Portfolio by the Adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have

--------------------------------------------------------------------------------
a negative impact on the Portfolio's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Portfolio that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Portfolio's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time.


                            PORTFOLIO TRANSACTIONS
================================================================================

        All orders for transactions in securities on behalf of the Portfolio will be placed by the Adviser with broker-dealers that the Adviser selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney Inc. or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels.


                               NET ASSET VALUE
================================================================================

        The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated separately on each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

        Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of business on each day. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value. Further information regarding the Fund's valuation policies is contained in the SAI.

--------------------------------------------------------------------------------

                              HOW TO USE THE FUND
================================================================================

Investing in the Fund

        Shares of the Fund are currently offered exclusively to Contract owners. To find out which insurance companies offer Contracts that are eligible to invest in the Fund, call the Fund at (800) 842-8573. For further information, see the description provided in the Contract prospectus.

Sales Charges and Surrender Charges

        The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.


Redeeming and Exchanging Shares

        The Fund will redeem shares in response to full or partial surrenders of a Contract or a transfer of money from one Portfolio to another. Information on how to transfer funds is described in the Contract prospectus. Generally, payment upon redemption will be made within three business days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

        A detailed description of how to surrender the Contract is included in the Contract prospectus.


                             DIVIDENDS AND TAXES
================================================================================

Dividends

        Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio annually.

        Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.

Taxes

        In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a Portfolio (rather than on a Fund-wide) basis.

        The Fund intends that the Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the

--------------------------------------------------------------------------------

"Code"). In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

        Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of the Portfolio.

        To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of
Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers.

        The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

        In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While the Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

        Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distributions.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

        Overall responsibility for management and supervision of the Fund and the Portfolio rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with the Adviser and Administrator of the Portfolio and with the Fund's custodian, transfer agent and distributor. The day-to-day operations of the Portfolio are delegated to the Adviser and Administrator of the Portfolio. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the SAI.

Investment Adviser and Administrator

        Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser manages the Portfolio in accordance with its goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

        MMC, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings. MMC renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998, of approximately $100.5 billion.

        The Adviser is paid an aggregate fee of 0.55% of the Portfolio's average net assets. MMC, as the Administrator of the Portfolio, is paid a fee at the annual percentage of 0.20% of the value of the Portfolio's average net assets.

        The management fee paid by the Portfolio is higher than those fees paid by most other investment companies, but not necessarily higher than those paid by funds with similar investment objectives and policies. See "Management of the Fund."


                             PORTFOLIO MANAGEMENT
================================================================================

        Harry D. Cohen is a Vice President and Investment Officer of the Fund and a Managing Director of Smith Barney. Prior to July 1993, Mr. Cohen served as Executive Vice President of Shearson Lehman Brothers Inc.

        The Fund's management discussion and analysis, and additional performance information regarding the Portfolios during the fiscal year ended December 31, 1997, is included in the Annual Report, dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a representative of a participating life insurance company or from their Smith Barney Financial Consultant or by writing or calling of the Fund at the address or phone number listed on the cover page of this Prospectus.


                         CUSTODIAN AND TRANSFER AGENT
================================================================================

PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, acts as custodian of the Portfolio's investment generally.

--------------------------------------------------------------------------------

        First Data Investor Services Group, Inc., is located at 4400 Computer Drive, Westborough, Massachusetts 01581 acts as the Fund's Transfer Agent.

                                  DISTRIBUTOR
================================================================================

        Smith Barney, a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Fund's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.


                            ADDITIONAL INFORMATION
================================================================================

Formation

        The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund is registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997 the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund and Greenwich Street Series Fund, respectively.

Shares of Beneficial Interest

        The Fund offers shares of beneficial interest of separate series with a par value of $0.001 per share. Shares of ten series have been authorized, which represent the interests in ten portfolios. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

        For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.

        Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the 1940 Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of Directors.

        The participating life insurance company sends each owner of a Contract a semi-annual report and an annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Fund and the Portfolio, including the current performance of the Portfolio, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

--------------------------------------------------------------------------------

                          THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

        From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figure shows average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater than the average for the entire period. The Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

        It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI describes the method used to determine the Portfolio's total return. Shareholders may make inquiries regarding the Portfolio, including total return figures, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

        In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, does not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

        The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

        A Contract owner's actual return on its investment in this Portfolio will be affected by Contract charges imposed by the separate accounts of the participating life insurance companies.

--------------------------------------------------------------------------------

                     [This page intentionally left blank]

                     [This page intentionally left blank]

                   Travelers Life & Annuity [LOGO]
L-21162         A Member of Travelers Group          Underlying Fund Prospectus

================================================================================


                                   PROSPECTUS


                          GREENWICH STREET SERIES FUND

                        INTERMEDIATE HIGH GRADE PORTFOLIO

                                 April 30, 1998

================================================================================

                          GREENWICH STREET SERIES FUND
                        Intermediate High Grade Portfolio
                              388 Greenwich Street
                            New York, New York 10013
                    Contract Owner Inquiries: (800) 451-2010

     Greenwich Street Series Fund is a diversified, open-end management investment company (the "Fund"), with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Intermediate High Grade Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

     The Portfolio's investment goal is to provide as high a level of current income as is consistent with the protection of capital. The Portfolio invests in U.S. government securities and high-grade corporate bonds of U.S. issuers.

     There can be no guarantee that the Portfolio's investment goal will be achieved since any investment involves risks. Discussions of the Portfolio's investments, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations and Risk Factors."

     This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information" (the "SAI"), dated April 30, 1998, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth below or by contacting a representative of a participating life insurance company or their Smith Barney financial consultant.

     The Fund is responsible only for statements that are included in this Prospectus, the SAI or in authorized sales material. The SAI is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund. You can invest in the Fund by buying separate accounts which Fund Contracts offered by designated insurance companies.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT CONTRACT PROSPECTUS. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 30, 1998.


--------------------------------------------------------------------------------

                                    CONTENTS
================================================================================
SUMMARY ...................................................................    1

EXPENSES OF THE PORTFOLIO .................................................    2

FINANCIAL HIGHLIGHTS ......................................................    2

INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO .............................    3

CERTAIN INVESTMENT STRATEGIES AND GUIDELINES ..............................    3

ADDITIONAL INVESTMENTS ....................................................    8

SPECIAL CONSIDERATIONS AND RISK FACTORS ...................................    9

PORTFOLIO TRANSACTIONS ....................................................   13

NET ASSET VALUE ...........................................................   13

HOW TO USE THE FUND .......................................................   14

DIVIDENDS AND TAXES .......................................................   14

MANAGEMENT OF THE FUND ....................................................   16

PORTFOLIO MANAGEMENT ......................................................   16

CUSTODIAN AND TRANSFER AGENT ..............................................   16

DISTRIBUTOR ...............................................................   17

ADDITIONAL INFORMATION ....................................................   17

THE PORTFOLIO'S PERFORMANCE ...............................................   18


--------------------------------------------------------------------------------
     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     SUMMARY
================================================================================

     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross-references in this summary are to headings in the Prospectus.

     The Portfolio. The Portfolio is one of ten portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to provide as high a level of current income as is consistent with the protection of capital. The Portfolio invests in U.S. government securities and high-grade corporate bonds of U.S. issuers. See "Additional Information."

     Management. Mutual Management Corp. ("MMC", the "Adviser" or the "Administrator") serves as the Portfolio's investment adviser and administrator. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

     Buying Shares. Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract prospectus. A Contract owner can direct the allocation of part or all of his or her net purchase payment to the Portfolio. In the future, the Fund may establish additional portfolios. See "How to use the Fund."

     Redeeming Shares. Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."

     Risk Factors and Special Considerations. Investors in the Portfolio should be aware of the following general observations: The non-publicly traded and illiquid securities which the Portfolio may hold may have to be sold at lower prices, or may remain unsold, when the Portfolio desires to dispose of them. Government-stripped mortgage-backed securities in which the Portfolio may invest are sensitive to changes in interest rates and to prepayment of the mortgages. The foreign securities in which the Portfolio may invest may be subject to certain risks in addition to those inherent in U.S. investments. The medium- and lower-rated securities as well as unrated securities and the securities of unseasoned issuers that the Portfolio may hold, some of which have speculative characteristics, may be subject to greater market fluctuation and risk of loss of income or principal than higher-rated securities. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions, put and call options, covered option writing, forward roll transactions and reverse repurchase agreements, are described under "Investment Goal and Policies of the Portfolio" and "Special Considerations and Risk Factors."


--------------------------------------------------------------------------------

                            EXPENSES OF THE PORTFOLIO
================================================================================

     The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by the Adviser, Administrator and/or Distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Adviser, Administrator and/or Distributor may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.

                              FINANCIAL HIGHLIGHTS
================================================================================

     The following information for each year in the three year period ended December 31, 1997, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The information with respect to the four years ended December 31, 1994 has been audited by other independent auditors. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders which is incorporated by reference into the SAI.

     For a share of beneficial interest outstanding throughout each period:

Intermediate High Grade Portfolio              1997        1996          1995        1994          1993         1992       1991(1)
====================================================================================================================================
Net Asset Value, Beginning of Year             $10.70      $10.60         $9.66      $10.69        $10.29       $10.24     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income(2)                     0.72        0.71          0.66        0.61          0.55         0.45       0.03
    Net realized and unrealized gain (loss)      0.21       (0.53)         1.00       (0.94)         0.26         0.08       0.21
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.93        0.18          1.66       (0.33)         0.81         0.53       0.24
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                       (0.74)      (0.08)        (0.72)      (0.61)        (0.36)       (0.48)        --
    Net realized gains                             --          --            --       (0.09)        (0.05)          --         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.74)      (0.08)        (0.72)      (0.70)        (0.41)       (0.48)        --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $10.89      $10.70        $10.60       $9.66        $10.69       $10.29     $10.24
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     8.67%       1.69%        17.76%      (3.05)%        8.00%        5.28%      2.40%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)               $15,100     $14,736       $16,152     $13,280        $9,859       $3,621       $697
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses(2)                                  0.95%       0.90%         0.86%       0.85%         0.85%        0.85%      0.80%+
    Net investment income                        6.28        6.35%         6.63%       6.57%         5.25%        4.75%      4.49%+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            66%        116%          121%         90%          139%         124%        --
====================================================================================================================================

(1) For the period from October 31, 1991 (commencement of operations) to December 31, 1991.

(2) The Investment Adviser waived all or part of its fees for the five-year period ended December 31, 1996 and the period ended December 31, 1991. In addition, IDS Life reimbursed expenses of $3,006, $12,616, $16,459, $15,865 and $5,726 for the four-year period ended December 31, 1995 and the period ended December 31, 1991. If such fees were not waived or expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                 Net Investment Income                        Expense Ratios Without Waivers
                                                  Per Share Decrease                                and Reimbursements
                                       ----------------------------------------           ---------------------------------------
Portfolio                               1996   1995   1994   1993   1992   1991           1996   1995   1994   1993   1992   1991
---------                               ----   ----   ----   ----   ----   ----           ----   ----   ----   ----   ----   ----
Intermediate High Grade .............  $0.02  $0.01  $0.02  $0.05  $0.05  $0.17           1.07%  0.94%  1.05%  1.36%  2.28% 26.28%

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
2

                  INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

     Set forth below is a description of the investment goal and policies of the Portfolio. The investment goal of the Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI.

Investment Goal

     The Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. This investment goal may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI.

Investment Policies

     The Portfolio will seek to achieve its goal by investing, under normal circumstances, substantially all - but no less than 65% - of its assets in U.S. government securities and high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the two highest rating categories by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if not rated, believed by the Adviser to be of comparable quality). Under normal market conditions, the average weighted maturity of the Portfolio's assets will be between three and ten years. The portion of the Portfolio's assets not invested in intermediate-term U.S. government securities and U.S. corporate bonds may be invested in short-term U.S. government and corporate obligations, convertible securities and preferred stock that is not convertible into common stock. The Portfolio may not hold securities rated lower than Baa by Moody's or BBB by S&P or the equivalent from another nationally recognized statistical rating organization ("NRSRO") or unrated securities deemed to be comparable to securities rated below investment grade. The Portfolio may invest up to 10% of its total assets in government stripped mortgage-backed securities and may invest in floating or variable rate demand notes.

                  CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

     In attempting to achieve its investment goals, the Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the SAI.

     Up to 10% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and related options for which a liquid secondary market does not exist and (c) time deposits maturing in more than seven calendar days. The Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 30% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the SAI.


--------------------------------------------------------------------------------

Repurchase Agreements

     The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Portfolio's investment adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Portfolio's investment adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.

Covered Option Writing

     The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

     Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

     The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio that has written a put option will either (a) deposit with PNC Bank, National Association, the custodian of the Fund's investments ("PNC"), in a segregated account cash, U.S. government securities, high-grade debt obligations or equity securities having a value at least equal to the exercise price of the underlying securities, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts


--------------------------------------------------------------------------------
4
on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC in a segregated account).

     The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Lending of Securities

     Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account with the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures and Options on Futures

     When deemed advisable by the Adviser, the Portfolio may enter into interest rate futures contracts and may enter into related options that are traded on a U.S. exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio.

     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties


--------------------------------------------------------------------------------
agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

     The Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission) exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to long positions in futures or options on futures, the Portfolio will "cover" the position in a manner consistent with SEC guidance.

When-Issued Securities and Delayed-Delivery Transactions

     The Portfolio may purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower then the returns available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will establish a segregated account consisting of cash, U.S. government securities, high-grade debt obligations or equity securities in an amount equal to the amount of its when-issued and delayed-delivery commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees. Placing securities rather than cash in the segregated account may have a leveraging effect on the Portfolio's net assets. The Portfolio will not accrue income with respect to a when-issued security prior to its stated delivery date.

Purchasing Options on Securities and Stock Indices

     The Portfolio may purchase put and call options that are traded on a U.S. securities exchange. The Portfolio may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Portfolio limits its risk of loss from a decline in the market value of the underlying security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Portfolio may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may


--------------------------------------------------------------------------------
6
be purchased by the Portfolio in order to acquire the underlying securities for the Portfolio at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Portfolio also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

     Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Portfolio, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Forward Roll Transactions

     In order to enhance current income, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Portfolio sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. At the time the Portfolio enters into a forward roll transaction, it will place in a segregated custodial account cash, U.S. government securities, high-grade debt obligations or equity securities having a value equal to the repurchase price (including accrued interest), provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, and will subsequently monitor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by the Portfolio.

Reverse Repurchase Agreements

     The Portfolio may enter into reverse repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. A reverse repurchase agreement, which is considered a borrowing by the Portfolio, involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. The Portfolio typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage. The Portfolio will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Portfolio's securities is considered to be disadvantageous. At the time the Portfolio enters into a reverse repurchase agreement with a broker-dealer (but not a bank), it will place in a segregated custodial account cash, U.S. government securities, high-grade debt obligations or equity securities having a value equal to its obligations under the reverse repurchase agreements provided such securities have been determined by the manager to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees.


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                                                                               7

                             ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

     The Portfolio may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.

U.S. Government Securities

     The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by Government National Mortgage Association ("GNMA")); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC")). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

     The Portfolio may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

     Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolio over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the


--------------------------------------------------------------------------------
8

United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

                     SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

     This section describes certain investments of the Portfolio and related risks. Further information concerning investments of the Portfolio and related risks may be found in the Appendix to this Prospectus and in the SAI.

Fixed-Income Securities

     The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

Non-Publicly Traded and Illiquid Securities

     The Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its investment adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

Government Stripped Mortgage-Backed Securities

     The Portfolio may invest up to 10% of its total assets in government stripped mortgage-backed securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying government stripped mortgage-backed securities represent all or part of the beneficial interest in pools of mortgage loans.

     Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by the government or government related entities. In addition, the yields on government stripped mortgage-backed securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage-backed securities and increasing the yield to maturity on principal-only government stripped mortgage-backed securities. Sufficiently high prepayment rates could result in the Portfolio not fully


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                                                                               9
recovering its initial investment in an interest-only government stripped mortgage-backed security. Government stripped mortgage-backed securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Portfolio will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so, although the Portfolio will acquire government stripped mortgage-backed securities only if a secondary market for the securities exists at the time of acquisition.

Foreign Securities

     The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio when investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

Medium-, Lower-Rated and Unrated Securities

     The Portfolio may invest in medium- or lower-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than is offered by higher-rated securities, but also will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated, and comparable unrated, securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during a major economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors established by the Fund's Board of Trustees into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


--------------------------------------------------------------------------------
10

     The markets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Portfolio to purchase and also may have the effect of limiting the ability of the Portfolio to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and lower-rated, and comparable unrated, securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, would disrupt severely the market for such securities and adversely affect the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Fixed-income securities, including medium- and lower-rated, and comparable unrated, securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolio. If an issuer exercises these rights during periods of declining interest rates, the Portfolio may have to replace the security with a lower yielding security resulting in a decreased return to the Portfolio.

     The market value of securities in lower rating categories is more volatile than that of higher quality securities, and the markets in which medium- and lower-rated or comparable unrated securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investor perceptions also may have a negative impact on the value and liquidity of lower-rated, high-yield securities, especially in a limited trading market.

     Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities by the Portfolio involved, but the Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

     Securities that are rated Ba by Moody's or BB by S&P or the equivalent from another NRSRO have speculative characteristics with respect to their capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to principal or interest.

Zero Coupon Securities

     The Portfolio may invest in zero coupon securities. A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. Government securities") or issued by private corporate issuers. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to


--------------------------------------------------------------------------------
maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvestment risk on the principal amount of the investment.

     Zero coupon securities of the type held by the Portfolio can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than the securities' "accreted value;" that is, their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields.

Real Estate Investment Trust

     The Portfolio may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. A mortgage trust can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the Investment Company Act of 1940, as amended.

Asset-Backed Securities

     The Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specifies call dates. Instead, asset-backed securities provide periodic payments that generally consist of both interest and principal payments.

     The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration of prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.


--------------------------------------------------------------------------------
12

Year 2000

     The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and except that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

                             PORTFOLIO TRANSACTIONS
================================================================================

     All orders for transactions in securities, options, futures contracts and options on futures contracts on behalf of the Portfolio will be placed by the Adviser with broker-dealers that the Adviser selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels. The same standard applies to the use of Smith Barney or a Smith Barney-affiliated broker as a commodities broker in connection with entering into futures contracts and options on futures contracts.

                                 NET ASSET VALUE
================================================================================

     The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

     Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale


--------------------------------------------------------------------------------
price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the security, index or currency underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Fund's Board of Trustees. Further information regarding the Fund's valuation policies is contained in the SAI.

                               HOW TO USE THE FUND
================================================================================

Investing in the Fund

     Shares of the Fund are currently offered exclusively to Contract owners. To find out which insurance companies offer Contracts that are eligible to invest in the Fund, call the Fund at (800) 451-2010. For further information, see the description provided in the Contract prospectus.

Sales Charges and Surrender Charges

     The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.

Redeeming and Exchanging Shares

     A participating insurance company will redeem shares of the Portfolio in response to full or partial surrenders under the terms of the Contract. Generally, payment upon redemption will be made within three days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

     A detailed description of how to surrender a Contract is included in the Contract prospectus.

                               DIVIDENDS AND TAXES
================================================================================

Dividends

     Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio on an annual basis. The shareholders of this Portfolio are the separate accounts of participating life insurance companies.

     Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.

--------------------------------------------------------------------------------
14

Taxes

     In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a Portfolio (rather than on a Fund-wide) basis.

     The Fund intends that the Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Code. In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time that the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of the Portfolio.

     To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter, or within 30 days thereafter, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers. Compliance with these diversification rules will limit the ability of Portfolio, in particular, to invest more than 55% of their assets in securities issued by a single agency or instrumentality of the U.S. government.

     The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued.

     In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While the Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of a Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

     Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distributions.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

     Overall responsibility for management and supervision of the Fund and its portfolios, including the Portfolio, rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with the Adviser, the Fund's custodian, transfer agent and distributor. The day-to-day operations of the Portfolio are delegated to the Adviser. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the SAI.

Investment Adviser and Administrator

     Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser manages the Portfolio in accordance with the Portfolio's goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

     MMC, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings. The Adviser renders investment advice to investment companies that had aggregate assets under management as of March 30, 1998 in excess of $100.5 billion.

     The Adviser is paid an aggregate fee of 0.40% of the Portfolio's average net assets. MMC, as the Administrator of the Portfolio, is paid a fee at the annual percentage of 0.20% of the value of the Portfolio's average net assets.

                              PORTFOLIO MANAGEMENT
================================================================================

     G. Ruppert Vernon, Jr. is a Vice President and Investment Officer of the Fund and a Managing Director of Smith Barney.

     The Fund's management discussion and analysis, and additional performance information regarding the portfolios of the Fund, including the Portfolio, during the fiscal year ended December 31, 1997, is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a representative of a participating life insurance company or Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

                          CUSTODIAN AND TRANSFER AGENT
================================================================================

     PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, acts as custodian of the Fund's investments generally.

     First Data Investor Services Group, Inc., located at Exchange Place, Boston, Massachusetts, 02109, acts as the Fund's transfer and dividend paying agent.


--------------------------------------------------------------------------------
16

                                   DISTRIBUTOR
================================================================================

     Smith Barney, a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York, 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Portfolio's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.

                             ADDITIONAL INFORMATION
================================================================================

Formation

     The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund is registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund and Greenwich Street Series Fund, respectively.

Shares of Beneficial Interest

     The Fund offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of ten series have been authorized. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

     For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus. Generally, shares of the Fund vote by individual portfolio on all matters except (a) matters affecting only the interests of more than one of the portfolios, in which case shares of the affected portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

     The participating life insurance company will send owners of the Contract a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Portfolio from a representative of the participating life insurance company or their Smith Barney Financial Consultant.



--------------------------------------------------------------------------------

                           THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

     From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SAI describes the method used to determine the Portfolio's yield and total return. Shareholders may make inquiries regarding the Portfolio, including current yield quotations or total return figures, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

     In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, Salomon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortgage-Backed Securities Index, with the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

     The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     A Contract owner's actual return on its investment in this Portfolio will be affected by Contract charges imposed by the separate accounts of the participating life insurance companies.

--------------------------------------------------------------------------------
18

================================================================================








                                   PROSPECTUS

APO-2982-A                  Smith Barney Series Fund                 SB Ed. 4-98


================================================================================



                          GREENWICH STREET SERIES FUND
                             Equity Index Portfolio
                              388 Greenwich Street
                            New York, New York 10013
                    Contract Owner Inquiries: (800) 451-2010

     Greenwich Street Series Fund (the "Fund") is a diversified, open-end management investment company, with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Equity Index Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

     The Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500").

     There can be no guarantee that the Portfolio's goal will be achieved because any investment involves risks. Discussions of the investments which the Portfolio will make, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations and Risk Factors."

     This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information" (the "SAI"), dated April 30, 1998, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a representative of a participating life insurance company or their Smith Barney Financial Consultant.

     The Fund is responsible only for statements that are included in this Prospectus, the SAI or in authorized sales material. The SAI is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which fund Contracts offered by designated insurance companies.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS OF THE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is April 30, 1998


--------------------------------------------------------------------------------

                                    CONTENTS
================================================================================

SUMMARY ...................................................................    1

EXPENSES OF THE PORTFOLIO .................................................    2

FINANCIAL HIGHLIGHTS ......................................................    2

INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO .............................    3

CERTAIN INVESTMENT STRATEGIES AND GUIDELINES ..............................    3

ADDITIONAL INVESTMENTS ....................................................    7

SPECIAL CONSIDERATIONS AND RISK FACTORS ...................................    8

PORTFOLIO TRANSACTIONS ....................................................    9

NET ASSET VALUE ...........................................................    9

HOW TO USE THE FUND .......................................................   10

DIVIDENDS AND TAXES .......................................................   10

MANAGEMENT OF THE FUND ....................................................   11

PORTFOLIO MANAGEMENT ......................................................   12

CUSTODIAN AND TRANSFER AGENT ..............................................   12

DISTRIBUTOR ...............................................................   12

ADDITIONAL INFORMATION ....................................................   13

THE PORTFOLIO'S PERFORMANCE ...............................................   13



--------------------------------------------------------------------------------
     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     SUMMARY
================================================================================

     The following summary is qualified in its entirety by detailed information appearing elsewhere in the Prospectus and in the SAI. Cross-references in this summary are to headings in the Prospectus.

     The Portfolio. The Portfolio is one of ten portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940 as amended (the "1940 Act"). The Portfolio's investment objective is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500. The Portfolio invests primarily in the common stocks of companies represented in the S&P 500.

     Management. Travelers Investment Management Company ("TIMCO" or "Adviser") serves as the Portfolio's investment adviser. TIMCO is a wholly owned subsidiary of Travelers Group Inc., ("Travelers") a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. Mutual Management Corp. ("MMC" or the "Administrator") serves as the Portfolio's administrator. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers. See "Management of the Fund."

     Buying Shares. Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract prospectus. A contract owner can direct the allocation of part or all of his or her net purchase payment to the Portfolio. In the future, the Fund may establish additional portfolios. See "How to Use the Fund."

     Redeeming Shares. Portfolio Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."

     Risk Factors and Special Considerations. Investors in the Portfolio should be aware of the following general observations: the non-publicly traded and illiquid securities which the Portfolio may hold may have to be sold at lower prices, or remain unsold, when the Portfolio desires to dispose of them. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, investing in exchange rate-related securities, lending portfolio securities, and entering into futures contracts and related options as hedges. These risks and those associated with put and call options and covered option writing are described under "Investment Goals and Policies of the Portfolio," "Special Considerations and Risk Factors."


--------------------------------------------------------------------------------

                            EXPENSES OF THE PORTFOLIO
================================================================================

     The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by the Adviser and Administrator or the Fund's distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Adviser and/or Administrator of the Portfolio may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.

                              FINANCIAL HIGHLIGHTS
================================================================================

     The following information for each year in the three-year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The following information with respect to the four years ended December 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders which is incorporated by reference into the SAI.

     For a share of beneficial interest outstanding throughout each year:

Equity Index Portfolio                         1997         1996         1995           1994        1993        1992      1991(1)
====================================================================================================================================
Net Asset Value, Beginning of Year            $18.36       $15.58       $11.69         $11.90      $11.27      $10.62     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(2)                    0.12         0.22         0.25           0.23        0.20        0.17       0.04
    Net realized and unrealized gain (loss)     5.76         3.17         3.88          (0.14)       0.71        0.55       0.58
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    5.88         3.39         4.13           0.09        0.91        0.72       0.62
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income (loss)               (0.17)       (0.23)       (0.23)         (0.15)      (0.16)      (0.02)        --
    Net realized gains                         (0.48)       (0.38)       (0.01)         (0.15)      (0.12)      (0.05)        --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.65)       (0.61)       (0.24)         (0.30)      (0.28)      (0.07)        --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $23.59       $18.36       $15.58         $11.69      $11.90      $11.27     $10.62
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                   32.16%       21.68%       35.81%          0.85%       8.66%       6.74%      6.20%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)                  $35      $19,258      $15,230        $10,225      $8,842      $4,178     $1,733
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses(2)                                 0.76%        1.06%        1.00%          1.00%       1.00%       1.00%      0.98+
    Net investment income                       1.08         1.37%        1.84%          2.10%       1.77%       2.10%      2.91+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            6%           7%           5%             1%          1%          8%        --
------------------------------------------------------------------------------------------------------------------------------------
Average commissions paid on
    equity transactions(3)                     $0.03        $0.04        $0.05             --          --          --         --
====================================================================================================================================

(1) For the period from October 16, 1991 (commencement of operations) to December 31, 1991.

(2) The Investment Adviser waived all or part of its fees for the four-year period ended December 31, 1995 and the period ended December 31, 1991. In addition, IDS Life reimbursed expenses of $6,842, $25,496, $28,169, $31,633 and $7,408 for the four-year period ended December 31, 1995 and the period ended December 31, 1991. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                        Per Share Decreases to                                      Expense Ratios Without
                                         Net Investment Income                                    Waivers and Reimbursements
                            ---------------------------------------------             ----------------------------------------------
Portfolio                    1995      1994      1993      1992      1991             1995      1994      1993      1992      1991
---------                    ----      ----      ----      ----      ----             ----      ----      ----      ----      ----
Equity Index ............   $0.02     $0.06     $0.10     $0.15     $0.09             1.17%     1.53%     1.88%     2.89%     7.60%+

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per year.

*    Amount represents less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.


--------------------------------------------------------------------------------
2

                  INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

     Set forth below is a description of the investment goal and policies of the Portfolio. The investment goal of the Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI.

Investment Goal

     The Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500. This investment goal may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goals. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in this Prospectus and in the SAI.

Investment Policies

     The Portfolio will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings. The Portfolio will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 as possible, given the amount of assets in the Portfolio at that time. The Portfolio may invest up to 5% of its assets in equity securities that are not included in the S&P 500 if the Adviser believes such investments will assist the Portfolio in approximating the return of the S&P 500. The Portfolio may use up to an additional 20% of its assets to enter into stock index futures and related options to increase efficiency, may lend portfolio securities and write covered options to help offset operating expenses, and may acquire money market instruments. Portfolio turnover is expected to be lower than for most other investment companies.

     No attempt will be made to manage the Portfolio in the traditional sense using economic, financial and market analysis, nor will the adverse financial situation of an issuer necessarily result in the elimination of its securities from the Portfolio, unless the securities are removed from the S&P 500. From time to time, administrative adjustments may be made in the Portfolio because of changes in the composition of the S&P 500. The Adviser reserves the right to remove an investment from the Portfolio if, in its opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

     The Portfolio will use the S&P 500 as its standard for performance comparison because the S&P 500 represents approximately 70% of the total market value of all U.S. common stocks, is well known to investors and is representative of the performance of publicly traded U.S. common stocks.

                  CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

     In attempting to achieve its investment goals, the Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the SAI.


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                                                                               3

Index Strategy

     The Portfolio will invest in the common stocks of the companies represented in the S&P 500 with the goal of matching, before deduction of operating expenses, the price and yield performance of the S&P 500. The S&P 500 is composed of 500 selected common stocks, most of which are listed on the NYSE. S&P chooses the stocks to be included in the S&P 500 solely on a statistical basis. The S&P 500 is a trademark of S&P and inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is neither a sponsor nor in any way affiliated with the Portfolio.

     The weightings of stocks in the S&P 500 are based on each stock's relative total market value; that is, its market price per share times the number of shares outstanding. The Adviser generally will select stocks for the Portfolio in the order of their weightings in the S&P 500, beginning with the heaviest weighted stocks.

     The Adviser expects that, once the Portfolio's assets reach $25 million, the correlation between the performance of the Portfolio and that of the S&P 500 will be above 0.95, with a figure of 1.00 indicating perfect correlation. Perfect correlation would be achieved when the Portfolio's net asset value per share increases and decreases in exact proportion to changes in the S&P 500. The Portfolio's ability to replicate the performance of the S&P 500 will depend to some extent on the size of cash flows into and out of the Portfolio. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Portfolio's assets to the S&P 500 to the maximum extent practicable.

     Up to 10% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including repurchase agreements with maturities greater than seven days and time deposits maturing in more than seven calendar days. The Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 301/3% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the SAI.

Futures and Options on Futures

     When deemed advisable by the Adviser, the Portfolio may enter into stock index futures contracts and related options that are traded on a U.S. exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions. The Portfolio will enter into futures and options on futures to purchase stock indices in anticipation of future purchases of securities ("long positions"). All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio.

     Stock index futures are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to


--------------------------------------------------------------------------------
4
assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities or index, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

     The Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to long positions in futures or options on futures, a Portfolio will "cover" the position in a manner consistent with SEC guidance.

Purchasing Options on Securities and Stock Indices

     The Portfolio may purchase call options on stock indices. Options on stock indices are similar to options on securities, except options on stock indices do not involve the delivery of an underlying security; rather, the options represent the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

     A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. The advisability of using stock index options to hedge against the risk of marketwide movements will depend on the extent of diversification of the stock investments of the Portfolio and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Portfolio's securities investments correlate with price movements in the stock index selected.

Covered Option Writing

     The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

     Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.


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                                                                               5

     The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio that has written a put option will either (a) deposit with the Portfolio's custodian in a segregated account cash, U.S. government securities, debt obligations of any grade or equity securities having a value equal to or greater than the exercise price of the underlying securities, provided such securities have been determined by the Investment Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with the Portfolio's custodian in a segregated account).

     The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Repurchase Agreements

     The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.


--------------------------------------------------------------------------------
6

Lending of Securities

     Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account with the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

                             ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

     The Portfolio may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by Standard &Poor's Ratings Group ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another nationally recognized statistical ratings organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.

     Currently, there are six NRSROs: S&P, Moody's, Fitch IBCA, Inc., Duff and Phelps Credit Rating Co., IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the SAI.

U.S. Government Securities

     The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by Government National Mortgage Association); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.


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                                                                               7

                     SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

Fixed-Income Securities

     The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-incone obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

     Non-Publicly Traded and Illiquid Securities

     The Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its investment adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

     Mortgage-Related Securities

     To the extent that the Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of the Portfolio when investing in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in relation to interest rates.

     Foreign Securities

     The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio when investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.


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8

     Year 2000

     The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and except that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

                             PORTFOLIO TRANSACTIONS
================================================================================

     All orders for transactions in securities on behalf of the Portfolio will be placed by the Adviser with broker-dealers that the Adviser selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels.

                                 NET ASSET VALUE
================================================================================

     The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated separately on each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

     Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of business on each day. Investments


--------------------------------------------------------------------------------
in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when the Fund's Board of Trustees determines that this constitutes fair value. Further information regarding the Fund's valuation policies is contained in the SAI.

                               HOW TO USE THE FUND
================================================================================

Investing in the Fund

     Shares of the Fund are currently offered exclusively to Contract owners. To find out which insurance companies offer Contracts that are eligible to invest in the Fund, call the Fund at (800) 451-2010. For further information, see the description provided in the Contract prospectus.

Sales Charges and Surrender Charges

     The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.

Redeeming and Exchanging Shares

     The Fund will redeem shares in response to full or partial surrenders of a Contract. Generally, payment upon redemption will be made within three business days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

     A detailed description of how to surrender the Contract is included in the Contract prospectus.

                               DIVIDENDS AND TAXES
================================================================================

Dividends

     Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio annually.

     Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.

Taxes

     In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a Portfolio (rather than on a Fund-wide) basis.


--------------------------------------------------------------------------------
10

     The Fund intends that the Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Code. In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in addtional shares, regardless of the length of time that the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of the Portfolio.

     To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter, or within 30 days thereafter, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers.

     The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued.

     In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While a Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

     Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distributions.

                             MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

     Overall responsibility for management and supervision of the Fund and the Portfolio rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with the Adviser and Administrator of the Portfolio, and with the Fund's custodian, transfer agent and distributor. The day-to-day


--------------------------------------------------------------------------------
operations of the Portfolio are delegated to the Adviser and Administrator of the Portfolio. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the SAI.

Investment Adviser

     Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser manages the Portfolio in accordance with its goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

     TIMCO, located at One Tower Square, Hartford, CT 06183-2030, provides investment advisory and management services to investment companies affiliated with Holdings. TIMCO renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998, of approximately $____ billion.

Administrator

     MMC, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings.

     The Adviser is paid an aggregate fee of 0.15% of the Portfolio's average net assets. MMC, as the Administrator of the Portfolio, is paid a fee at the annual percentage of 0.06% of the value of the Portfolio's average net assets.

                              PORTFOLIO MANAGEMENT
================================================================================

     Mr. Sandip A. Bhagat is a Vice President and Investment Officer of the Fund, and President of TIMCO. Mr. Bhagat joined TIMCO in 1987.

     The Fund's management discussion and analysis, and additional performance information regarding the portfolios of the Fund during the fiscal year ended December 31, 1997, is included in the Annual Report, dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a representative of a participating life insurance company or by writing or calling of the Fund at the address or phone number listed on the cover page of this Prospectus.

                          CUSTODIAN AND TRANSFER AGENT
================================================================================

     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, acts as custodian of the Portfolio's investment generally.

     First Data Investor Serves Group, Inc., located at Exchange Place, Boston, Massachusetts 02109, acts as the Portfolio's Transfer Agent.

                                   DISTRIBUTOR
================================================================================

     Smith Barney Inc., a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Fund's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.

--------------------------------------------------------------------------------
12

                             ADDITIONAL INFORMATION
================================================================================

Formation

     The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund and Greenwich Street Series Fund, respectively.

Shares of Beneficial Interest

     The Fund offers shares of beneficial interest of separate series with a par value of $0.001 per share. Shares of ten series have been authorized, which represent the interests in ten portfolios. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

     For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.

     Generally, shares of the Fund vote by individual portfolio on all matters except (a) matters affecting only the interests of more than one of the portfolios, in which case shares of the affected portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from the office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

     The participating life insurance company sends each owner of a Contract a semi-annual report and an annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Fund and the Portfolio, including the current performance of the Portfolio, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

                           THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

     From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figure shows average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for


--------------------------------------------------------------------------------
recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater than the average for the entire period. The Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI describes the method used to determine the Portfolio's total return. Shareholders may make inquiries regarding the Portfolio, including total return figures, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

     In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, does not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

     The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     A Contract owner's actual return on its investment in this Portfolio will be affected by Contract charges imposed by the separate accounts of the participating life insurance companies.


--------------------------------------------------------------------------------

L-21217 4/98


--------------------------------------------------------------------------------

     Travelers Life & Annuity [LOGO]
     A Member of TravelersGroup





                                                            [GRAPHIC]









========================================================
Underlying Fund
Prospectuses
========================================================
Greenwich Street Series Fund
Appreciation Portfolio                   APRIL 30, 1998
Diversified Strategic Income Portfolio
========================================================
--------------------------------------------------------------------------------

                          GREENWICH STREET SERIES FUND
                     Diversified Strategic Income Portfolio
                              388 Greenwich Street
                            New York, New York 10013
                    Contract Owner Inquiries: (800) 451-2010

     Greenwich Street Series Fund is a diversified, open-end management investment company (the "Fund"), with ten portfolios (the "Portfolios"), each with separate goals and investment policies. Shares of the Diversified Strategic Income Portfolio (the "Portfolio") may be acquired only by investing in a qualifying variable annuity or variable life insurance contract (a "Contract") offered by participating life insurance companies.

     The Portfolio's investment goal is high current income. The Portfolio invests primarily in three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government bonds and corporate bonds rated below investment grade.

     There can be no guarantee that the Portfolio's investment goal will be achieved since any investment involves risks. Discussions of the Portfolio's investments, and their related risks, are found in the sections of this Prospectus entitled "Investment Goal and Policies of the Portfolio," "Additional Investments" and "Special Considerations and Risk Factors."

     This Prospectus, which sets forth certain information about the Fund and the Portfolio that you should know before investing, should be read in conjunction with the applicable Contract prospectus and retained for future reference. Additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission (the "SEC") in a document entitled "Statement of Additional Information" (the "SAI"), dated April 29, 1997, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a representative of a participating life insurance company or their Smith Barney Financial Consultant.

     The Fund is responsible only for statements that are included in this Prospectus, the SAI or in authorized sales material. The SAI is incorporated by reference into this Prospectus in its entirety. You cannot buy shares of the Fund directly. You can invest in the Fund by buying separate accounts which fund certain variable annuity and variable life insurance contracts (each referred to herein as a "Contract") offered by designated insurance companies.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT CONTRACT PROSPECTUS. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 30, 1998.

--------------------------------------------------------------------------------

                                    CONTENTS
================================================================================

     SUMMARY .............................................................    1

     EXPENSES OF THE PORTFOLIO ...........................................    2

     FINANCIAL HIGHLIGHTS ................................................    2

     INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO .......................    3

     CERTAIN INVESTMENT STRATEGIES AND GUIDELINES ........................    4

     ADDITIONAL INVESTMENTS ..............................................    9

     SPECIAL CONSIDERATIONS AND RISK FACTORS .............................   10

     PORTFOLIO TRANSACTIONS ..............................................   14

     NET ASSET VALUE .....................................................   14

     HOW TO USE THE FUND .................................................   15

     DIVIDENDS AND TAXES .................................................   15

     MANAGEMENT OF THE FUND ..............................................   17

     PORTFOLIO MANAGEMENT ................................................   17

     CUSTODIAN AND TRANSFER AGENT ........................................   18

     DISTRIBUTOR .........................................................   18

     ADDITIONAL INFORMATION ..............................................   18

     THE PORTFOLIO'S PERFORMANCE .........................................   19


--------------------------------------------------------------------------------
     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI or the Fund's official sales literature in connection with the offering of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the
Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     SUMMARY
================================================================================

     The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross-references in this summary are to headings in the Prospectus.

     The Portfolio. The Portfolio is one of ten portfolios of the Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is high current income. The Portfolio invests primarily in three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. See "Additional Information."

     Management. Mutual Management Corp. ("MMC" "Adviser" or "Administrator") serves as the Portfolio's investment adviser and administrator. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. Smith Barney Global Capital Management, Inc. ("Global Capital Management" or "Sub-Adviser") serves as sub-investment adviser to the Portfolio, and is a wholly owned subsidiary of Holdings. See "Management of the Fund."

     Buying Shares. Shares of the Portfolio are offered only to Contract owners as set forth in the specific Contract prospectus. A Contract owner can direct the allocation of part or all of his or her net purchase payment to the Portfolio. In the future, Contract owners may be offered the opportunity to invest in one or more of the other portfolios of the Fund. See "How to Use the Fund."

     Redeeming Shares. Shares may be redeemed as described in the applicable Contract prospectus. See "How to Use the Fund."

     Risk Factors and Special Considerations. Investors in the Portfolio should be aware of the following general observations: the non-publicly traded and illiquid securities which the Portfolio may hold may have to be sold at lower prices, or may remain unsold, when the Portfolio desires to dispose of them. The foreign securities in which the Portfolio may invest may be subject to certain risks in addition to those inherent in U.S. investments. The medium- and lower-rated securities as well as unrated securities and the securities of unseasoned issuers that the Portfolio may hold, some of which have speculative characteristics, may be subject to greater market fluctuation and risk of loss of income or principal than higher-rated securities. The Portfolio may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions, put and call options, covered option writing, forward roll transactions and reverse repurchase agreements, are described under "Investment Goal and Policies of the Portfolio" and "Special Considerations and Risk Factors."

--------------------------------------------------------------------------------

                            EXPENSES OF THE PORTFOLIO
================================================================================

     The Portfolio will bear its own expenses. Operating expenses for the Portfolio generally will consist of all costs not specifically borne by the Adviser, Sub-Adviser, Administrator and/or Distributor, including organizational costs, investment advisory and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, the Adviser, Sub-Adviser and Administrator may waive all or a portion of the fees payable to it by the Portfolio, thereby reducing the expenses of the Portfolio. A detailed description of the expenses involved in investing in a Contract and the Portfolio is included in the Contract prospectus.

                              FINANCIAL HIGHLIGHTS
================================================================================

     The following information for each year in the three-year period ended December 31, 1997, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The information with respect to the four years ended December 31, 1994 has been audited by other independent auditors. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders which is incorporated by reference into the SAI.

     For a share of beneficial interest outstanding throughout each period:

Diversified Strategic Income Portfolio               1997        1996        1995        1994        1993        1992      1991(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                  $10.98      $10.01       $9.18      $10.07       $9.61      $10.14     $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income(2)(3)                       0.77        0.88        0.74        0.58        0.70        0.67       0.02
    Net realized and unrealized gain (loss)           0.12        0.24        0.70       (0.86)       0.47       (0.53)      0.12
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.89        1.12        1.44       (0.28)       1.17        0.14       0.14
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                            (0.98)      (0.15)      (0.61)      (0.58)      (0.61)      (0.67)        --
    Net realized gains on security transactions                     --          --          --       (0.04)         --         --
    Overdistribution of net realized gains                          --          --          --       (0.05)         --         --
    Capital                                             --          --          --       (0.03)      (0.01)         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.98)      (0.15)      (0.61)      (0.61)      (0.71)      (0.67)        --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $10.89      $10.98      $10.01       $9.18      $10.07       $9.61     $10.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                          8.14%      11.16%      16.18%      (2.81)%     12.56%       1.42%      1.40%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000's)                    $62,558     $59,515     $59,316     $55,260     $43,244     $19,991     $3,914
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses(2)                                       0.78%       0.84%       0.90%       0.95%       1.00%       1.00%      0.94%+
    Net investment income                             7.29        7.94        7.73        7.31        7.14        7.70       4.57+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 47%        106%         46%         54%         94%         65%      --
====================================================================================================================================

(1) For the period from October 31, 1991 (commencement of operations) to December 31, 1991.

(2) The Adviser waived all or part of its fees for the two-year period ended December 31, 1993 and the period ended December 31, 1991. In addition, IDS Life reimbursed expenses of $2,816, $25,396 and $5,927 for the two-year period ended December 31, 1993 and the period ended December 31, 1991. If such fees were not waived or expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                     Net Investment Income                     Expense Ratios Without Waivers
                                                      Per Share Decrease                             and Reimbursements
                                          -----------------------------------------     ------------------------------------------
    Portfolio                             1996    1995   1994    1993   1992   1991     1996    1995    1994   1993    1992   1991
    ---------                             ----    ----   ----    ----   ----   ----     ----    ----    ----   ----    ----   ----
    Diversified Strategic Income .......   N/A     N/A    N/A   $0.00*  $0.03  $0.03     N/A     N/A     N/A   1.02%   1.41%  7.76%+


(3) Includes realized gains and losses from foreign currency transactions for the four years ended December 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Amount represents less than $0.01.

--------------------------------------------------------------------------------
2

                  INVESTMENT GOAL AND POLICIES OF THE PORTFOLIO
================================================================================

     Set forth below is a description of the investment goal and policies of the Portfolio. The investment goal of the Portfolio may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI.

Investment Goal

     The Portfolio's goal is high current income. This investment goal may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. There can, of course, be no guarantee that the Portfolio will achieve its investment goal. Additional information about investment strategies that the Portfolio may employ and investment policies mentioned below appears in the SAI.

Investment Policies

     The Portfolio will seek to achieve its goal through allocating and reallocating its assets primarily among three types of fixed-income securities -
- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. Under current market conditions, the Adviser expects to maintain 50% of its assets in government and mortgage-securities, 25% in foreign government securities and 25% of its assets in high-yield corporate securities. The portions of the Portfolio's assets invested in each type of security will vary from time to time and, at any time, the Portfolio may be entirely invested in a single type of fixed-income security. Under normal circumstances, substantially all -- but not less than 65% -- of the Portfolio's assets will be invested in fixed-income securities, including non-convertible preferred stocks.

     The Adviser and the Sub-Adviser will select investments on the basis of an analysis of economic and market conditions and relative risks and opportunities of those types of fixed-income securities. In general, the particular type or types of fixed-income securities selected for investment by the Portfolio at any given time will be those that, in the view of its Adviser, offer the highest income available at the time, unless the Adviser believes that such income potential is not sufficient to justify the higher risks associated with these securities. The Portfolio generally will invest in intermediate- and long-term fixed-income securities with the result that, under normal market conditions, the weighted average maturity of the Portfolio's securities is expected to be from four to in excess of 12 years.

     Mortgage-related securities in which the Portfolio may invest, which include mortgage obligations collateralized by mortgage loans or mortgage pass-through certificates, will be rated no lower than Aa by Moody's or AA by S&P or, if unrated, will be deemed by the Adviser to be of comparable quality. Under normal market conditions, the Portfolio's mortgage-related holdings can be expected to consist primarily of securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Portfolio may invest up to 35% of its assets in corporate fixed-income securities of U.S. issuers rated Ba or lower by Moody's or BB or lower by S&P, but not lower than Caa or CCC, respectively, or in unrated securities deemed by the Adviser and the Sub-Adviser to be of comparable quality. Special considerations arising from investment in lower-rated and unrated securities are described in "Special Considerations and Risk Factors -- Medium-, Lower-Rated and Unrated Securities."

--------------------------------------------------------------------------------

     The Portfolio may also invest in fixed-income securities issued by supranational organizations and may engage in transactions in options, interest rate futures contracts, options on interest rate futures contracts, forward currency contracts, options on foreign currencies and foreign currency futures contracts. Up to 5% of the Portfolio's assets may be invested in developing countries.

                  CERTAIN INVESTMENT STRATEGIES AND GUIDELINES
================================================================================

     In attempting to achieve its investment goals, the Portfolio may employ, among others, one or more of the strategies set forth below. More detailed information concerning these strategies and their related risks is contained in the SAI.

     Up to 15% of the total assets of the Portfolio may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and related options for which a liquid secondary market does not exist and (c) time deposits maturing in more than seven calendar days. This restriction does not apply to securities subject to Rule 144A of the Securities Act of 1933, as amended ("Rule 144A Securities"). The Portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 33 1/3% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of the Portfolio, the Portfolio will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Portfolio's outstanding shares is contained in the SAI.

Repurchase Agreements

     The Portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be monitored by the Portfolio's investment adviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert these rights. The Adviser, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks. A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.

Covered Option Writing

     The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price

--------------------------------------------------------------------------------
4
at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

     Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

     The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio that has written a put option will either (a) deposit with The Chase Manhattan Bank, the custodian of the Portfolio's investments ("Chase"), in a segregated account cash, U.S. government securities, debt obligations of any grade or equity securities having a value at least equal to the exercise price of the underlying securities, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with Chase in a segregated account).

     The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Lending of Securities

     Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-

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                                                                               5
term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account with Fund's custodian, in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Futures and Options on Futures

     When deemed advisable by the Adviser or the Sub-Adviser, the Portfolio may enter into interest rate futures contracts, foreign currency futures contracts and may enter into related options that are traded on a U.S. exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio.

     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

     The Portfolio may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission) exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to long positions in futures or options on futures, the Portfolio will "cover" the position in a manner consistent with SEC guidance.

When-Issued Securities and Delayed-Delivery Transactions

     The Portfolio may purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or

--------------------------------------------------------------------------------
6
delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower then the returns available in the market on the dates when the investments are actually delivered to the buyers. The Portfolio will establish a segregated account consisting of cash, U.S. government securities, high-grade debt obligations or equity securities in an amount equal to the amount of its when-issued and delayed-delivery commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees. Placing securities rather than cash in the segregated account may have a leveraging effect on the Portfolio's net assets. The Portfolio will not accrue income with respect to a when-issued security prior to its stated delivery date.

Purchasing Options on Securities

     The Portfolio may purchase put and call options that are traded on a U.S. securities exchange, foreign exchanges, and in the over-the-counter market. The Portfolio may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Portfolio limits its risk of loss from a decline in the market value of the underlying security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Portfolio may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Portfolio in order to acquire the underlying securities for the Portfolio at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Portfolio also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

     Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Portfolio, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Covered Option Writing

     The Portfolio may write put and call options on securities. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Portfolio has the right to compel the Portfolio to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Portfolio has the right to purchase from the Portfolio the underlying security owned by the Portfolio at the agreed-upon price for a specified time period.

     Upon the exercise of a put option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the price at which the Portfolio is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Portfolio, the Portfolio may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Portfolio's acquisition cost of the security.

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                                                                               7

     The Portfolio will write only covered options. Accordingly, whenever the Portfolio writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Portfolio that has written a put option will either (a) deposit with the Portfolio's custodian in a segregated account cash, U.S. government securities, debt obligations of any grade or equity securities having a value equal to or greater than the exercise price of the underlying securities, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Portfolio) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with the Portfolio's custodian in a segregated account).

     The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Portfolio would purchase, prior to the holder's exercise of an option that the Portfolio has written, an option of the same series as that on which the Portfolio desires to terminate its obligation. The obligation of the Portfolio under an option that it has written would be terminated by a closing purchase transaction, but the Portfolio would not be deemed to own an option as the result of the transaction. There can be no assurance that the Portfolio will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Portfolio with option-writing authority ordinarily will write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market. The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and also may involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio involved.

Forward Roll Transactions

     In order to enhance current income, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Portfolio sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. At the time the Portfolio enters into a forward roll transaction, it will place in a segregated custodial account cash, U.S. government securities, high-grade debt obligations or equity securities having a value equal to the repurchase price (including accrued interest), provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees, and will subsequently monitor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by the Portfolio.

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8

Currency Exchange Transactions and Options on Foreign Currencies

     The Portfolio may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies in order to protect against uncertainty in the level of future currency exchange rates. The Portfolio will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Portfolio's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. An option on a foreign currency gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option.

Reverse Repurchase Agreements

     The Portfolio may enter into reverse repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. A reverse repurchase agreement, which is considered a borrowing by the Portfolio, involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. The Portfolio typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage. The Portfolio will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Portfolio's securities is considered to be disadvantageous. At the time the Portfolio enters into a reverse repurchase agreement with a broker-dealer (but not a bank), it will place in a segregated custodial account cash, U.S. government securities, high-grade debt obligations or equity securities having a value equal to its obligations under the reverse repurchase agreements provided such securities have been determined by the manager to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees.

                             ADDITIONAL INVESTMENTS
================================================================================

Money Market Instruments

     The Portfolio may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instruments in which the Portfolio may invest include: U.S. government securities; obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks, U.S. savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Fund's Board of Trustees.

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                                                                               9

U.S. Government Securities

     The U.S. government securities in which the Portfolio may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by GNMA); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by FNMA) and FHLMC). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

     The Portfolio may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

     Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Portfolio over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

                     SPECIAL CONSIDERATIONS AND RISK FACTORS
================================================================================

     This section describes certain investments of the Portfolio and related risks. Further information concerning investments of the Portfolio and related risks may be found in the Appendix to this Prospectus and in the SAI.

Fixed-Income Securities

     The market value of fixed-income obligations of the Portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of fixed-income obligations held by the Portfolio. The market value of the Portfolio's fixed-income obligations can be expected to vary inversely in

--------------------------------------------------------------------------------
10
relation to changes in prevailing interest rates. In addition, fixed-income securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

Non-Publicly Traded and Illiquid Securities

     The Portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the Adviser believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mortgage-Related Securities

     To the extent that the Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of the Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in relation to interest rates.

Foreign Securities

     The Portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of the Portfolio when investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

     In addition, the Portfolio may invest up to 5% of its total assets in securities traded in markets of developing countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

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                                                                              11

Medium-, Lower-Rated and Unrated Securities

     The Portfolio may invest in medium- or lower-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than is offered by higher-rated securities, but also will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated, and comparable unrated, securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during a major economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors established by the Fund's Board of Trustees into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     The markets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Portfolio to purchase and also may have the effect of limiting the ability of the Portfolio to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and lower-rated, and comparable unrated, securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, would disrupt severely the market for such securities and adversely affect the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Fixed-income securities, including medium- and lower-rated, and comparable unrated, securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolio. If an issuer exercises these rights during periods of declining interest rates, the Portfolio may have to replace the security with a lower yielding security resulting in a decreased return to the Portfolio.

     The market value of securities in lower rating categories is more volatile than that of higher quality securities, and the markets in which medium- and lower-rated or comparable unrated securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investor perceptions also may have a negative impact on the value and liquidity of lower-rated, high-yield securities, especially in a limited trading market.

     Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities by the Portfolio involved, but the Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

     Securities that are rated Ba by Moody's or BB by S&P or the equivalent from another NRSRO have speculative characteristics with respect to their capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of the desirable investment and assurance of interest and principal

--------------------------------------------------------------------------------
12
payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to principal or interest.

Securities of Unseasoned Issuers

     The Portfolio may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.

Zero Coupon Securities

     The Portfolio may invest in zero coupon securities. A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. Government securities") or issued by private corporate issuers. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk it they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvesment risk on the principal amount of the investment.

     Zero coupon securities of the type held by the Portfolio can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than the securities' "accreted value;" that is, their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields.

     Rule 144A Securities are unregistered securities restricted to purchase by "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Because Rule 144A Securities are freely transferable among qualified institutional buyers, a liquid market may exist among such buyers. The Board of Trustees has adopted guidelines and delegated to management the daily function of determining and monitoring the liquidity of Rule 144A securities. However, the Board of Trustees maintains sufficient oversight and is ultimately responsible for the liquidity determinations. Investments in restricted securities such as Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that there is temporarily no market for these securities among qualified instititutional buyers.

Year 2000

     The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's distributor, depend on the smooth functioning of their computer

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                                                                              13
systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and except that their systems will be complaint before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

                             PORTFOLIO TRANSACTIONS
================================================================================

     All orders for transactions in securities, options, futures contracts and options on futures contracts on behalf of the Portfolio will be placed by the Adviser or the Sub-Adviser with broker-dealers that the Adviser or the Sub-Adviser selects, including Smith Barney and other affiliated brokers. The Portfolio may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when the Adviser or the Sub-Adviser believes that the broker's charge for the transaction does not exceed usual and customary levels. The same standard applies to the use of Smith Barney or a Smith Barney-affiliated broker as a commodities broker in connection with entering into futures contracts and options on futures contracts.

                                 NET ASSET VALUE
================================================================================

     The value of an individual share of the Portfolio is the net asset value of that share. The net asset value per share of the Portfolio will be calculated each day, Monday through Friday, except on days when the New York Stock Exchange, Inc. (the "NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share of the Portfolio is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time).

     Net asset value per share is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Generally, the Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost when

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14
the Fund's Board of Trustees determines that this constitutes fair value. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the security, index or currency underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Fund's Board of Trustees. Further information regarding the Fund's valuation policies is contained in the SAI.

                               HOW TO USE THE FUND
================================================================================

Investing in the Fund

     Shares of the Fund are currently offered exclusively to Contract owners. To find out which insurance companies offer Contracts that are eligible to invest in the Fund, call the Fund at (800) 451-2010. For further information, see the description provided in the Contract prospectus.

Sales Charges and Surrender Charges

     The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.

Redeeming and Exchanging Shares

     A participating insurance company will redeem shares of the Portfolio in response to full or partial surrenders under the terms of the Contract. Generally, payment upon redemption will be made within three days after receiving a valid redemption request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations). The Fund will use the net asset value at the close of trading on the NYSE on the day the notice of surrender or transfer is received. If the request is received after the close of trading on the NYSE, the shares will be redeemed at the net asset value at the close of the next business day. The value of any redeemed shares may be more or less than their original purchase price.

     A detailed description of how to surrender a Contract is included in the Contract prospectus.

                               DIVIDENDS AND TAXES
================================================================================

Dividends

     Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the Portfolio, unless the shareholder instructs the Portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the Fund holds, is distributed to the shareholders of the Portfolio on an annual basis. The shareholders of this Portfolio are the separate accounts of participating life insurance companies.

     Capital Gains. Distributions of any net realized capital gains of the Portfolio will be paid annually shortly after the close of the fiscal year in which they are earned.

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                                                                              15

Taxes

     In the opinion of counsel to the Fund, the Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of investment income and capital gains earned will be determined on a Portfolio (rather than on a Fund-wide) basis.

     The Fund intends that the Portfolio will separately meet the requirements for qualification each year as a "regulated investment company" within the meaning of the Code. In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid by the Portfolio from taxable investment income and distributions of short-term capital gains will be treated as ordinary income in the hands of the shareholders for federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains will be treated as long-term capital gains in the hands of the shareholders, if certain notice and designation requirements are satisfied, whether paid in cash or reinvested in additional shares, regardless of the length of time that the investor has held shares of the Portfolio. The Fund has been informed that the separate accounts represented by the Contracts should, for federal income tax purposes, be considered the shareholders of the Portfolio.

     To comply with regulations under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter, or within 30 days thereafter, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the United States Treasury and each U.S. government agency or instrumentality are treated as securities of separate issuers.

     The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued.

     In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described in this Prospectus, or that the Fund will not have to change the investment goal or investment policies of the Portfolio. While a Portfolio's investment goal is fundamental and may be changed only by a vote of a majority of the Portfolio's outstanding shares, the Fund's Board of Trustees reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Portfolio.

     Reference is made to the Contract prospectus for information regarding the federal income tax treatment of distributions.

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16

                             MANAGEMENT OF THE FUND
================================================================================

Board of Trustees

     Overall responsibility for management and supervision of the Fund and its portfolios, including the Portfolio, rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons or companies that furnish services to the Fund and the Portfolio, including agreements with the Adviser, the Sub-Adviser, the Portfolio's custodian, transfer agent and distributor. The day-to-day operations of the Portfolio are delegated to the Adviser and/or the Sub-Adviser. The identities and backgrounds of the Trustees and officers of the Fund, together with certain additional information about them, are contained in the SAI.

Adviser, Sub-Adviser and Administrator

     Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser manages the Portfolio in accordance with the Portfolio's goal and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional portfolio managers and securities analysts who provide research services to the Portfolio.

     MMC, located at 388 Greenwich Street, New York, New York 10013, provides investment advisory and management services to investment companies affiliated with Holdings. MMC renders investment advice to investment companies that had aggregate assets under management as of March 30, 1998 in excess of $100.5 billion.

     Global Capital Management, located at 10 Piccadilly, London, W1V 9LA England, is a wholly owned subsidiary of Holdings. The Sub-Adviser is responsible for and selects the Portfolio's investments in foreign securities and selects brokers and dealers that execute the Portfolio's investments in foreign securities. The Sub-Adviser renders investment advice to institutional clients and investment companies with aggregate assets under management, as of March 31, 1998, in excess of approximately $1 billion.

     The Adviser is paid an aggregate fee of 0.45% of the Portfolio's average net assets. The Sub-Adviser is paid a fee by the Adviser at the annual percentage of 0.15% of the value of the Portfolio's average net assets. MMC, as the Administrator of the Portfolio, is paid a fee at the annual percentage of 0.20% of the value of the Portfolio's average net assets.

                              PORTFOLIO MANAGEMENT
================================================================================

     James C. Conroy is a Vice President and Investment Officer of the Fund and a Managing Director of Smith Barney. Victor Filatov is a Vice President and Investment Officer of the Fund and a Managing Director of Smith Barney.

     The Fund's management discussion and analysis, and additional performance information regarding the portfolios of the Fund, including the Portfolio, during the fiscal year ended December 31, 1997, is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a representative of a participating life insurance company or a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

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                                                                              17

                          CUSTODIAN AND TRANSFER AGENT
================================================================================

     Chase, located at MetroTech Center, Brooklyn, NY 11245, acts as custodian of the Fund's investments generally.

     First Data Investor Services Group, Inc., located at Exchange Place, Boston, Massachusetts, 02109, acts as the Fund's transfer and dividend paying agent.

                                   DISTRIBUTOR
================================================================================

     Smith Barney, a subsidiary of Holdings, located at 388 Greenwich Street, New York, New York, 10013, serves as distributor of the Fund's shares, for which it receives no separate fee from the Fund. Insurance companies offering the Contracts pay Smith Barney for the services it provides and the expenses it bears in distributing the Contracts, including payment of commissions for sales. Insurance companies offering the Contracts will bear certain additional costs in connection with the offering of the Portfolio's shares, including the costs of printing and distributing prospectuses, statements of additional information and sales literature.

                             ADDITIONAL INFORMATION
================================================================================

Formation

     The Fund was organized on May 13, 1991, under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund is registered with the SEC as a diversified, open-end management investment company, as defined in the 1940 Act. The Fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund and Greenwich Street Series Fund, respectivley.

Shares of Beneficial Interest

     The Fund offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of ten series have been authorized. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

     For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus. Generally, shares of the Fund vote by individual portfolio on all matters except (a) matters affecting only the interests of more than one of the portfolios, in which case shares of the affected portfolios would be entitled to vote, or (b) when the 1940 Act requires that shares of the portfolios be voted in the aggregate. All shares of the Fund vote together as one series for the election of Trustees. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of such a meeting.

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18

     The participating life insurance company will send owners of the Contract a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Portfolio at the end of the period covered. Contract owners may make inquiries regarding the Portfolio to a representative of the participating life insurance company or their Smith Barney Financial Consultant.

                           THE PORTFOLIO'S PERFORMANCE
================================================================================

Total Return

     From time to time, the Portfolio may advertise its "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SAI describes the method used to determine the Portfolio's yield and total return. Shareholders may make inquiries regarding the Portfolio, including current yield quotations or total return figures, to a representative of a participating life insurance company or their Smith Barney Financial Consultant.

     In reports or other communications to shareholders or in advertising material, the Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the S&P 500, Salomon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortgage-Backed Securities Index, with the Consumer Price Index, Dow Jones Industrial Average or NASDAQ, or with investment or savings vehicles. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the Portfolio, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce the Portfolio's performance.

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                                                                              19

     The Portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     A Contract owner's actual return on its investment in this Portfolio will be affected by Contract charges imposed by the separate accounts of the participating life insurance companies.


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  Travelers Life & Annuity [LOGO]
  A Member of TravelersGroup                        Underlying Fund Prospectuses